Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
13.	RELATED PARTY TRANSACTIONS

The Company is a party to numerous transactions and relationships with its affiliate The Prudential Insurance Company of America (“Prudential Insurance”) and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Since 2003, general and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program sponsored by Prudential Financial.

The Company is charged for its share of Prudential Insurance employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company’s share of net expense for the pension plans was $3.1 million, $4.8 million and $5.6 million for the twelve months ended December 31, 2011, 2010, and 2009, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees (“401(k) plans”). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1.4 million, $2.4 million and $3.0 million in 2011, 2010, and 2009, respectively.

Affiliated Asset Administration Fee Income

In accordance with an agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc., the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $242.7 million, $238.2 million, and $148.3 million, for the years ended December 31, 2011, 2010, and 2009, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income.

Cost Allocation Agreements with Affiliates

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation (“PAIST”), formerly known as American Skandia Information Services and Technology Corporation, an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $3.6 million, $4.1 million, and $4.3 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense was $1.5 million, $3.8 million, and $3.9 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC’s allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 201110 are as follows (in thousands):

	Lease	Sub-Lease
2012	$6,137	$2,106
2013	5,974	1,802
2014	4,938	894
2015	3,894	-
2016	3,790	-
2017 and thereafter	10,838	-

Total	$35,571	$4,802

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to unaffiliated broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $184.6 million, $408.96 million, and $722.6 million during the years ended December 31, 2011, 2010, and 2009, respectively.

Reinsurance Agreements

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded under these agreements which are included in “Realized investment gains (losses), net” on the Statement of Operations and Comprehensive Income for the dates indicated:

	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Pruco Reinsurance
Effective August 24, 2009
Highest Daily Lifetime 6 Plus (“HD6 Plus”)	$47,021	$31,412	$371
Spousal Highest Daily Lifetime 6 Plus (“SHD6”)	20,137	13,216	142
Effective June 30, 2009
Highest Daily Lifetime 7 Plus (“HD7 Plus”)	50,262	44,530	13,585
Spousal Highest Daily Lifetime 7 Plus (“SHD7 Plus”)	26,354	22,968	6,853
Effective March 17, 2008
Highest Daily Lifetime 7 (“HD7”)	29,274	28,271	25,218
Spousal Highest Daily Lifetime 7 (“SHD7”)	8,955	8,667	7,670
Guaranteed Return Option Plus (“GRO Plus”) (1)	3,645	1,172	5,456
Guaranteed Return Option Plus (“GRO Plus II”) (1)	5,112	2,657	-
Highest Daily Guaranteed Return Option (“HD GRO”) (1)	3,430	3,676	2,367
Highest Daily Guaranteed Return Option (“HD GRO II” ) (1)	3,287	1,718	-
Effective Since 2006
Highest Daily Lifetime Five (“HDLT5”)	13,938	14,356	14,760
Spousal Lifetime Five (“SLT5”)	10,998	10,747	9,755
Effective Since 2005
Lifetime Five (“LT5”)	36,290	35,848	32,861
Effective December 31, 2004
Guaranteed Return Option (“GRO”)	3,873	5,750	4,801

Total Fees Ceded to Pruco Reinsurance	$262,576	$224,988	$123,839

Prudential Insurance
Effective Since 2004	1,895	2,232	2,248

Guaranteed Minimum Withdrawal Benefit (“GMWB”)	$1,895	$2,232	$2,248

Total Fees Ceded	$264,471	$227,220	$126,087

(1)	GRO Plus and HD GRO were amended effective January 1, 2010 to include an amended version of the GRO Plus and HD GRO benefit features (GRO Plus II and HD GRO II).

The Company’s reinsurance recoverables related to the above product reinsurance agreements were $1,748 million, $187 million and $41 million as of December 31, 2011, 2010, and 2009, respectively. Realized gains/losses related to the mark-to-market on the reinsurance recoverable were $1,297 million, $(81) million and $2,196 million for the years ended December 31, 2011, 2010 and 2009, respectively. Changes in realized losses ceded for the 2011 and 2010 periods were primarily due to changes in market conditions. The underlying asset is reflected in “Reinsurance recoverables” in the Company’s Statements of Financial Position.

Debt Agreements

Short-term and Long-term Debt

On December 29, 2009, the Company obtained a $600 million loan from Prudential Financial. This loan has an interest rate of 4.49% and matures on December 29, 2014. The total related interest expense to the Company was $27 million, $27 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. The accrued interest payable was $0.2 million as of December 31, 2011 and 2010.

On December 14, 2006, the Company obtained a $300 million loan from Prudential Financial. This loan had an interest rate of 5.18% and matured on December 14, 2011. A partial payment was made to reduce this loan to $179.5 million on December 29, 2008 with the proceeds received from a capital contribution from PAI. On March 27, 2009, a partial payment of $4.5 million was paid to further reduce this loan to $175 million. The remaining balance of this loan was paid off on December 14, 2011. The total related interest expense to the Company was $8.6 million, $9.1 million, and $9.1 million for the years ended December 31, 2011, 2010, and 2009, respectively.

As of December 31, 2011, the Company had a credit facility agreement of $900 million with Prudential Funding, LLC, as the lender. As of December 31, 2011 and December 31, 2010, $27.8 million and $30.1 million, respectively, were outstanding under this credit facility. Accrued interest payable was $5 thousand and $4 thousand as of December 31, 2011 and 2010, respectively. The total related interest expense to the Company was $263 thousand, $438 thousand and $1.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Derivative Trades

In its ordinary course of business, the Company enters into over-the-counter (“OTC”) derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with an external counterparty.

Purchase/sale of fixed maturities and commercial mortgage loans from/to an affiliate

During 2010, the Company sold fixed maturity securities to affiliated companies in various transactions. These securities were recorded at an amortized cost of $818.8 million and a fair value of $913.2 million. The net difference between historic amortized cost and the fair value was $94.8 million and was recorded as a realized investment gain on the Company’s Financial Statements.

During 2011, the Company sold fixed maturity securities to an affiliated company in various transactions. These securities had an amortized cost of $142.5 million and a fair value of $150.9 million. The net difference between historic amortized cost and the fair value was $8.4 million and was recorded as a realized investment gain on the Company’s Financial Statements. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $48.9 million and a fair value of $54.2 million. The net difference between historic amortized cost and the fair value was $5.3 million and was recorded as a realized gain on the Company’s Statement of Operations and Comprehensive Income.